Other non-current liabilities Narrative (Detail) - Miscellaneous non-current liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other non-current liabilities [line items]
Contingent Consideration from Business Combinations Classified as Current	€ 450
Cash settled liability share options granted	€ 786	€ 351	€ 147